<SEQUENCE>1
<FILENAME>1Q2013Libra13F.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Libra Advisors, LLC
Address: 777 Third Avenue
         27th Floor
         New York, NY  10017

13F File Number:  028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas Renfield-Miller
Title:     Chief Compliance Officer
Phone:     212-350-4283

Signature, Place, and Date of Signing:

 /s/Douglas Renfield-Miller     New York, NY     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $88,461 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

     028-10573                     Libra Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANTAGE OIL & GAS LTD	       COM		00765F101     4150  1123158 SH       Defined 1		   1123158
BRIGUS GOLD CORP	       COM		109490102     1208  1430200 SH       Defined 1		   1430200
CHINA MOBILE LIMITED 	       SPONSORED ADR	16941M109     7970  150000  SH       Sole		   150000
CLAUDE RESOURCES INC	       COM		182873109     1979  4286285 SH       Defined 1		   4286285
EXETER RESOURCE CORP	       COM		301835104     1680  1412888 SH       Defined 1		   1412888
GOLDCORP INC NEW	       COM		380956409     1948  58000   SH       Defined 1		   58000
GRAN TIERRA ENERGY INC         COM		38500T101     18679 3205395 SH       Defined 1		   3205395
LONCOR RESOURCES INC	       COM		54179W101     216   459400  SH       Defined 1		   459400
MICROSOFT CORP 		       COM		594918104     28427 993782  SH       Sole		   993782
NEWMONT MINING CORP	       COM		651639106     1351  32267   SH       Defined 1		   32267
QUATERRA RESOURCES INC	       COM		747952109     883   4282100 SH       Defined 1		   4282100
REVETT MINERALS INC	       COM NEW		761505205     2469  1097154 SH       Defined 1		   1097154
RUBICON MINERALS CORP	       COM		780911103     2365  974416  SH       Defined 1		   974416
SILVERCREST MINES INC	       COM		828365106     15136 6554532 SH       Defined 1		   6554532